Fair Value of Financial Assets and Liabilities - Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Financial assets:
Trading assets	¥ 6,890,217	¥ 6,176,613
Derivative financial instruments	10,093,100	8,313,016
Financial assets at fair value through profit or loss	2,705,113	2,902,969
Debt instruments	23,268,702	28,008,280
Total	303,334,635	287,137,388
Financial liabilities:
Trading liabilities	4,130,591	4,838,439
Derivative financial instruments	11,472,444	9,303,258
Financial liabilities designated at fair value through profit or loss	661,424	597,846
Total	289,581,279	274,363,711
At fair value [member]
Financial assets:
Trading assets	6,890,217	6,176,613
Derivative financial instruments	10,093,100	8,313,016
Financial assets at fair value through profit or loss	2,705,113	2,902,969
Debt instruments	23,268,702	28,008,280
Investment securities at fair value through other comprehensive income	28,774,141	33,179,136
Total	48,462,571	50,571,734
Financial liabilities:
Trading liabilities	4,130,591	4,838,439
Derivative financial instruments	11,472,444	9,303,258
Financial liabilities designated at fair value through profit or loss	661,424	597,846
Others	(51,570)	(25,320)
Total	16,212,889	14,714,223
At fair value [member] | Level 1 [member]
Financial assets:
Trading assets	5,251,287	4,829,551
Derivative financial instruments	140,770	75,575
Financial assets at fair value through profit or loss	368,866	441,176
Debt instruments	14,047,305	18,926,323
Investment securities at fair value through other comprehensive income	18,684,184	23,325,137
Total	24,445,107	28,671,439
Financial liabilities:
Trading liabilities	3,793,393	4,504,675
Derivative financial instruments	111,900	73,303
Total	3,905,293	4,577,978
At fair value [member] | Level 2 [member]
Financial assets:
Trading assets	1,638,930	1,305,682
Derivative financial instruments	9,947,581	8,229,843
Financial assets at fair value through profit or loss	1,389,094	1,532,527
Debt instruments	9,221,397	9,081,957
Investment securities at fair value through other comprehensive income	9,411,582	9,303,551
Total	22,387,187	20,371,603
Financial liabilities:
Trading liabilities	337,198	333,764
Derivative financial instruments	11,348,039	9,219,873
Financial liabilities designated at fair value through profit or loss	539,747	468,168
Others	(19,106)	(11,203)
Total	12,205,878	10,010,602
At fair value [member] | Level 3 [member]
Financial assets:
Trading assets		41,380
Derivative financial instruments	4,749	7,598
Financial assets at fair value through profit or loss	947,153	929,266
Investment securities at fair value through other comprehensive income	678,375	550,448
Total	1,630,277	1,528,692
Financial liabilities:
Derivative financial instruments	12,505	10,082
Financial liabilities designated at fair value through profit or loss	121,677	129,678
Others	(32,464)	(14,117)
Total	101,718	125,643
At fair value [member] | Debt instruments [member]
Financial assets:
Trading assets	6,476,194	5,511,465
Financial assets at fair value through profit or loss	2,620,759	2,820,665
Debt instruments	10,983,239	11,288,683
Financial liabilities:
Trading liabilities	4,102,347	4,489,159
At fair value [member] | Debt instruments [member] | Level 1 [member]
Financial assets:
Trading assets	4,840,674	4,165,582
Financial assets at fair value through profit or loss	367,115	439,183
Debt instruments	1,785,661	2,218,297
Financial liabilities:
Trading liabilities	3,767,152	4,157,599
At fair value [member] | Debt instruments [member] | Level 2 [member]
Financial assets:
Trading assets	1,635,520	1,304,503
Financial assets at fair value through profit or loss	1,388,809	1,532,360
Debt instruments	9,197,578	9,070,386
Financial liabilities:
Trading liabilities	335,195	331,560
At fair value [member] | Debt instruments [member] | Level 3 [member]
Financial assets:
Trading assets		41,380
Financial assets at fair value through profit or loss	864,835	849,122
At fair value [member] | Equity instruments [member]
Financial assets:
Trading assets	414,023	665,148
Financial liabilities:
Trading liabilities	28,244	349,280
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Trading assets	410,613	663,969
Financial liabilities:
Trading liabilities	26,241	347,076
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Trading assets	3,410	1,179
Financial liabilities:
Trading liabilities	2,003	2,204
At fair value [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	84,354	82,304
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Financial assets at fair value through profit or loss	1,751	1,993
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Financial assets at fair value through profit or loss	285	167
At fair value [member] | Equity instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	82,318	80,144
At fair value [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	5,005,430	5,070,299
Financial liabilities:
Derivative financial instruments	5,936,809	5,780,881
At fair value [member] | Interest rate derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	67,936	40,359
Financial liabilities:
Derivative financial instruments	59,341	52,418
At fair value [member] | Interest rate derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	4,937,480	5,029,763
Financial liabilities:
Derivative financial instruments	5,869,756	5,724,113
At fair value [member] | Interest rate derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	14	177
Financial liabilities:
Derivative financial instruments	7,712	4,350
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	4,958,912	3,051,826
Financial liabilities:
Derivative financial instruments	5,420,539	3,461,085
At fair value [member] | Currency derivatives [member] | Level 1 [member]
Financial liabilities:
Derivative financial instruments	2,160	94
At fair value [member] | Currency derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	4,957,489	3,050,767
Financial liabilities:
Derivative financial instruments	5,415,237	3,458,041
At fair value [member] | Currency derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	1,423	1,059
Financial liabilities:
Derivative financial instruments	3,142	2,950
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	67,937	161,801
Financial liabilities:
Derivative financial instruments	45,616	22,092
At fair value [member] | Equity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	62,019	33,409
Financial liabilities:
Derivative financial instruments	41,028	18,995
At fair value [member] | Equity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	2,811	122,320
Financial liabilities:
Derivative financial instruments	3,064	404
At fair value [member] | Equity derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	3,107	6,072
Financial liabilities:
Derivative financial instruments	1,524	2,693
At fair value [member] | Commodity derivatives [member]
Financial assets:
Derivative financial instruments	34,909	5,652
Financial liabilities:
Derivative financial instruments	33,753	4,384
At fair value [member] | Commodity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	10,815	1,807
Financial liabilities:
Derivative financial instruments	9,371	1,796
At fair value [member] | Commodity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	24,094	3,845
Financial liabilities:
Derivative financial instruments	24,382	2,588
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	25,912	23,438
Financial liabilities:
Derivative financial instruments	35,727	34,816
At fair value [member] | Credit derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	25,707	23,148
Financial liabilities:
Derivative financial instruments	35,600	34,727
At fair value [member] | Credit derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	205	290
Financial liabilities:
Derivative financial instruments	127	89
At fair value [member] | Japanese government bonds [member]
Financial assets:
Debt instruments	5,476,428	11,180,546
At fair value [member] | Japanese government bonds [member] | Level 1 [member]
Financial assets:
Debt instruments	5,476,428	11,180,546
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member]
Financial assets:
Debt instruments	6,809,035	5,539,051
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member] | Level 1 [member]
Financial assets:
Debt instruments	6,785,216	5,527,480
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member] | Level 2 [member]
Financial assets:
Debt instruments	23,819	11,571
At fair value [member] | Investment securities [member]
Financial assets:
Debt instruments	5,505,439	5,170,856
At fair value [member] | Investment securities [member] | Level 1 [member]
Financial assets:
Debt instruments	4,636,879	4,398,814
At fair value [member] | Investment securities [member] | Level 2 [member]
Financial assets:
Debt instruments	190,185	221,594
At fair value [member] | Investment securities [member] | Level 3 [member]
Financial assets:
Debt instruments	¥ 678,375	¥ 550,448